Finance Costs (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Finance costs.
Net foreign exchange loss arising from financing - unrealized		$ 236,028	$ 128,087	$ 1,779,460	$ 1,281,497
Interest expenses - third party loans		85,503	95,500	257,425	270,491
Interest and finance charges paid/payable for lease liabilities		17,002	16,121	51,110	47,323
Interest expense - withholding tax paid on bond interest		4,625	4,233	11,771	10,974
Net foreign exchange loss on derivative instruments - realized		2,855		23,209
Fees on loans and financial derivatives		2,485	6,462	10,402	12,395
Unwinding of discount on decommissioning liability		2,293	2,360	6,831	6,941
Fair value loss on interest caps		34
Net foreign exchange loss arising from financing - realized			10,325	22,949	117,377
Fair value loss on embedded options			5,260		4,510
Net foreign exchange loss on derivative instruments - unrealized			3,247		65,356
Finance costs	[1]	$ 350,825	$ 271,595	$ 2,163,157	$ 1,816,864

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).